GL Macro Performance Fund
GL Macro Performance Fund
Investment Objective:
The Fund seeks total return with less volatility than the broad equity or fixed income markets.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	GL Macro Performance Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GL Macro Performance Fund
Management Fees	[1]	1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[2]	0.55%
Acquired Fund Fees and Expenses	[2][3]	0.02%
Total Annual Fund Operating Expenses		1.82%
Fee Waiver	[4]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver		1.77%
[1]	The management fees above assume the advisers base fee. Actual fees may be higher or lower depending on Fund performance. The advisory fee is a fulcrum fee with a base or fulcrum of 1.00% and can range from 0.00% to 2.00% depending on the effect of performance fees.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Funds adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2014, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.75% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Funds Board of Trustees, on 60 days written notice to the Funds adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
GL Macro Performance Fund	180	568

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund’s investment objective by using its “macro” strategy to invest long or short primarily among the following asset classes:

• equity securities

• fixed income securities

• foreign currencies

• commodity-related instruments

• options, futures and forward contracts

The Fund defines equity securities as common stocks, preferred stocks and securities convertible into common stock as well as foreign securities that are substantially similar to the preceding. The Fund invests without restriction as to equity issuer capitalization, country or currency. The Fund defines fixed income securities as bill, notes, bonds, loans, loan participations, asset-backed securities (“ABS”), residential mortgage-backed securities (“MBS”), commercial mortgage-backed securities (“CMBS”), as well as any other instrument that is an evidence of indebtedness. The Fund invests in fixed income securities without restriction as to issuer type, country, credit quality or instrument maturity or currency. The adviser may use equity and fixed income exchange-traded funds (“ETFs”) to execute investments in these asset classes. The adviser uses futures contracts as hedging vehicles or as substitutes for an underling asset; and uses options as substitutes for asset classes, as hedging vehicles or to generate additional returns. The adviser executes commodity investments primarily through futures contracts, ETFs and exchange-traded notes (“ETNs”).

The macro strategy seeks returns by investing long in asset classes that are expected to increase in value and short in asset classes that are expected to decline in value based upon global economic trends, capital flows, central bank and government actions. When the adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The adviser anticipates the income portion of total return will be earned from both interest and dividends, while each asset class will contribute the capital appreciation element of total return. The adviser attempts to control volatility risk through diversification among asset classes and instruments as well as through hedging market or sector price risks, when it believes market conditions are unfavorable.

The adviser sells a long position in a security or derivative position if a price target has been reached, an issuer’s or asset's fundamentals or price outlook has deteriorated, or to shift assets into instruments with higher expected returns. The adviser covers (buys back) short positions in a security or derivative if a price target has been reached, fundamentals have improved, or more attractive short positions are available or it believes short-related hedging is no longer attractive. The adviser may engage in frequent buying and selling of securities and derivatives in seeking to achieve the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly or indirectly through its investments:

• ABS, MBS, and CMBS Risk: ABS, MBS, and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

• Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. The credit rating of securities may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

• ETF and ETN Risk: ETFs and ETNs are subject to expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and ETNs. ETFs are subject to specific risks, depending on the investment strategy of the fund and ETNs are subject to default risk.

• Foreign Currency Risk: Currency trading and hedging risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Futures and Forwards Risk: Futures and forwards expose the Fund to leverage risk and may not be effective hedging vehicles or substitutes for underlying assets because of correlation and tracking risk. Forward contract counterparties may default on obligations to the Fund.

• High-Yield Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

• Leverage Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation.

• Management Risk: The adviser’s dependence on its investment philosophies and strategies and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the security markets may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Option Risk: Long option positions may expire worthless. Written option positions expose the Fund to significant losses and potentially unlimited losses, in the case of unhedged written call options.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially large in a short position transaction.

• Small and Medium Capitalization Risk: The value of small or medium capitalization company equities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.glcapitalfunds.com or by calling 1-855-754-7930.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 4, 2013
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Jan 4, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 4, 2013
Prospectus Date	rr_ProspectusDate	Dec 10, 2012
GL Macro Performance Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLMPX
Risk/Return [Heading]	rr_RiskReturnHeading	GL Macro Performance Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return with less volatility than the broad equity or fixed income markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund’s investment objective by using its “macro” strategy to invest long or short primarily among the following asset classes:

• equity securities

• fixed income securities

• foreign currencies

• commodity-related instruments

• options, futures and forward contracts

The Fund defines equity securities as common stocks, preferred stocks and securities convertible into common stock as well as foreign securities that are substantially similar to the preceding. The Fund invests without restriction as to equity issuer capitalization, country or currency. The Fund defines fixed income securities as bill, notes, bonds, loans, loan participations, asset-backed securities (“ABS”), residential mortgage-backed securities (“MBS”), commercial mortgage-backed securities (“CMBS”), as well as any other instrument that is an evidence of indebtedness. The Fund invests in fixed income securities without restriction as to issuer type, country, credit quality or instrument maturity or currency. The adviser may use equity and fixed income exchange-traded funds (“ETFs”) to execute investments in these asset classes. The adviser uses futures contracts as hedging vehicles or as substitutes for an underling asset; and uses options as substitutes for asset classes, as hedging vehicles or to generate additional returns. The adviser executes commodity investments primarily through futures contracts, ETFs and exchange-traded notes (“ETNs”).

The macro strategy seeks returns by investing long in asset classes that are expected to increase in value and short in asset classes that are expected to decline in value based upon global economic trends, capital flows, central bank and government actions. When the adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The adviser anticipates the income portion of total return will be earned from both interest and dividends, while each asset class will contribute the capital appreciation element of total return. The adviser attempts to control volatility risk through diversification among asset classes and instruments as well as through hedging market or sector price risks, when it believes market conditions are unfavorable.

The adviser sells a long position in a security or derivative position if a price target has been reached, an issuer’s or asset's fundamentals or price outlook has deteriorated, or to shift assets into instruments with higher expected returns. The adviser covers (buys back) short positions in a security or derivative if a price target has been reached, fundamentals have improved, or more attractive short positions are available or it believes short-related hedging is no longer attractive. The adviser may engage in frequent buying and selling of securities and derivatives in seeking to achieve the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly or indirectly through its investments:

• ABS, MBS, and CMBS Risk: ABS, MBS, and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

• Commodity Risk: Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. The credit rating of securities may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

• ETF and ETN Risk: ETFs and ETNs are subject to expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and ETNs. ETFs are subject to specific risks, depending on the investment strategy of the fund and ETNs are subject to default risk.

• Foreign Currency Risk: Currency trading and hedging risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Futures and Forwards Risk: Futures and forwards expose the Fund to leverage risk and may not be effective hedging vehicles or substitutes for underlying assets because of correlation and tracking risk. Forward contract counterparties may default on obligations to the Fund.

• High-Yield Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

• Leverage Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation.

• Management Risk: The adviser’s dependence on its investment philosophies and strategies and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the security markets may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Option Risk: Long option positions may expire worthless. Written option positions expose the Fund to significant losses and potentially unlimited losses, in the case of unhedged written call options.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially large in a short position transaction.

• Small and Medium Capitalization Risk: The value of small or medium capitalization company equities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.glcapitalfunds.com or by calling 1-855-754-7930.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glcapitalfunds.com